Tax liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current tax liabilities	$ 115,772	$ 45,101
Provincial Municipal Federal Contribution Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	39,899	13,836
V A T Payable [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	50,062	12,917
Tax Withholdings [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	19,986	13,538
S U S S Withholdings [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	386	682
Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	$ 5,439	$ 4,128